Right-of-Use Assets and Lease Liabilities	6 Months Ended
Jun. 30, 2025
Right-Of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
7	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Right-of-use assets
Balance brought forward	213,761	739,244	175,488
Less: Amortization	(190,487)	(143,079)	(33,965)
Termination of right-of-use asset	(142,507)	—	—
Add: New lease recognized	858,477	—	—
Balance carried forward	739,244	596,165	141,523

Lease liabilities
Balance brought forward	215,647	747,819	177,524
Add: Imputed interest	24,391	19,703	4,677
Less: Principal repayment	(205,000)	(156,000)	(37,032)
Termination of lease liability	(145,696)	—	—
Add: New lease recognized	858,477	—	—
Balance carried forward	747,819	611,522	145,169
Future minimum lease payments together with the present value of net minimum lease payments are as follows:
Minimum lease payment:
Not later than one (1) year	312,000	312,000	74,065
Later than one (1) year and not later than five (5) years	494,000	338,000	80,238
	806,000	650,000	154,303
Less: Future interest charges	(58,181)	(38,478)	(9,134)
Present value of lease payment	747,819	611,522	145,169

Repayment as follows:
Lease liabilities current portion	276,524	284,499	67,537
Lease liabilities non-current portion	471,295	327,023	77,632
	747,819	611,522	145,169

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	190,487	143,079	33,965
Interest expense on lease liabilities	24,391	19,703	4,677
Extinguishment of right-of-use assets and liabilities	(3,188)	—	—
Expense relating to short-term leases and leases of low-value assets	12,499	53,943	12,805
Total	224,189	216,725	51,447

On July 1, 2024, Founder Energy Sdn. Bhd. had entered into a Tenancy Agreement with Mr. Lee Seng Chi pertaining to the rental of our principal office for two years with option to renew for additional year with monthly rental amounted RM 26,000 (December 31, 2024: RM 26,000).

The extension options for lease of office premise has been included in lease liabilities. Subsequent renewal is negotiated with Mr. Lee Seng Chi to align with the Group’s business needs.